E. LOANS, (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
E. Loans Details Narrative
Interest income on impaired loans recognized	$ 131,000	$ 244,000	$ 817,000	$ 690,000	$ 791,000
Interest on impaired loans not collected	164,313,000	$ 86,430,000	439,579,000	$ 284,198,000	460,390,000
Cumulative amount of unpaid interest on impaired loans			3,844,000		3,405,000
Nonaccrual loans	$ 6,903,000		$ 6,903,000		$ 7,915,000